Significant Accounting Policies Basis of Presentation (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 14, 2023	May 31, 2023	May 31, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash equivalents					$ 0		$ 0
Write-off							152,432
Raw materials							23,623
Finished goods							123,094
Packaging							5,715
Issuance of stock, shares					300,000
Issuance of stock, value				$ 3,450,675	$ 192,000			$ 28,318,314
Operation current							611,316	322,525
Long term assets held for sale							1,242,803	1,313,735
Liabilities held for sale							593,192	647,055
Impairment of intangible assets					0		1,450,000	300,000
Research and development expense					98,091	$ 128,241	1,637,117	1,079,362
Operating loss carry forwards							7,110,329
Inventory write-downs expired					23,794
nventory write-off							152,432
Allowance for doubtful collections
Impairment of goodwill							0
Goodwill
Operating loss carry forwards valuation allowance							7,110,329
Subsidiary Issuer [Member] | Nonconsolidated Investees, Other [Member]
Property, Plant and Equipment [Line Items]
Equity method ownership percentage					50.00%
Parent Company [Member] | Equity Method [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equity method ownership percentage					20.00%
Parent Company [Member] | Equity Method [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equity method ownership percentage					50.00%
Revision of Prior Period, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Operation current							611,316
Goodwill
SRM Entertainment [Member]
Property, Plant and Equipment [Line Items]
Issuance of stock, shares	4,609,166
SRM Entertainment [Member] | Stock Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Issuance of stock, shares	9,450,000	6,500,000
Outstanding shares of common stock, percentage		79.30%	79.30%
Exchange of stock, shares		2
Issuance of stock, value	$ 4,500,000
SRM Entertainment [Member] | Stock Exchange Agreement [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Issuance of stock, shares	2,000,000		6,500,000
Sale of stock, shares	1,250,000
Sale of stock, per share	$ 5.00